UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29607
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Allen Gillespie
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Title:      CCO
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Phone:      (864) 288-4221
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Signature, Place, and Date of Signing:

    /s/ Allen Gillespie                Greenville, SC             2/4/2011
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             [Signature]               [City, State]               [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name


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
Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:     32
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Form 13F Information Table Value Total:     $12,369
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12230                                ALPS Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                                December 31, 2011

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
BAIDU INC                    SPON ADR REP A   056752 10 8     534    5,528  SH          SOLE               5,528
BANK OF AMERICA CORPORATION  COM              060505 10 4     390   29,215  SH          SOLE              29,215
BOSTON SCIENTIFIC CORP       COM              101137 10 7     587   77,500  SH          SOLE              77,500
CITIGROUP INC                COM              172967 10 1      67   14,110  SH          SOLE               3,653              10,457
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204448 10 4     211    4,302  SH          SOLE               4,302
DENDREON CORP                COM              24823Q 10 7     251    7,175  SH          SOLE               7,175
DOW CHEM CO                  COM              260543 10 3     231    6,768  SH          SOLE               6,450                 318
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S 10 1     167   37,762  SH          SOLE              37,762
DWS HIGH INCOME TR           SHS NEW          23337C 20 8     349   37,137  SH          SOLE              37,137
INVESCO HIGH YIELD INVST FD  COM              46133K 10 8     327   54,912  SH          SOLE              54,912
ISHARES TR                   IBOXX INV CPBD   464287 24 2     794    7,321  SH          SOLE               7,321
ISHARES INC                  MSCI JAPAN       464286 84 8     461   42,245  SH          SOLE              42,245
ISHARES TR                   BARCLYS TIPS BD  464287 17 6     706    6,565  SH          SOLE               6,565
ISHARES TR                   BARCLY USAGG B   464287 22 6     604    5,712  SH          SOLE               5,712
ISHARES TR                   BARCLYS CR BD    464288 62 0     429    4,122  SH          SOLE               4,122
MICROSOFT CORP               COM              594918 10 4     730   26,143  SH          SOLE              22,463               3,680
NEWMONT MINING CORP          COM              651639 10 6     573    9,328  SH          SOLE               9,088                 240
NEWS CORP                    CL A             65248E 10 4     188   12,900  SH          SOLE              12,900
OLD NATL BANCORP IND         COM              680033 10 7     166   14,000  SH          SOLE              14,000
PHILIP MORRIS INTL INC       COM              718172 10 9     415    7,084  SH          SOLE               6,551                 533
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D 10 7     318   14,000  SH          SOLE              14,000
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X 22 9     215   12,211  SH          SOLE              12,211
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X 58 3     564   10,076  SH          SOLE              10,076
PROSHARES TR                 PSHS SHRT S&P500 74347R 50 3     312    7,110  SH          SOLE               7,110
PROSHARES TR                 PSHS ULSHT SP500 74347R 88 3     489   21,000  SH          SOLE              21,000
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779 10 7     132   15,750  SH          SOLE              15,750
RYDEX ETF TRUST              S&P500 PUR GRW   78355W 40 3     269    6,211  SH          SOLE               6,211
SEARS HLDGS CORP             COM              812350 10 6     588    7,975  SH          SOLE               7,975
SPDR SERIES TRUST            DB INT GVT ETF   78464A 49 0     470    8,083  SH          SOLE               8,083
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y 30 8     226    7,700  SH          SOLE               7,700
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y 70 4     258    7,400  SH          SOLE               7,400
SPECTRUM BRANDS HLDGS INC    COM              84763R 10 1     348   11,150  SH          SOLE              11,150